Delinquent Amounts by Portfolio Segments (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	$ 218,582,630	[1]	$ 220,915,500	[2]
Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	181,171,309		181,628,175
30-89 Days	8,716,233		12,605,167
Greater Than 90 Days And Still Accruing	767,374		2,297,343
Total Accruing Past Due	9,483,607		14,902,510
Non-Accrual	27,927,714		24,384,815
Total Financing Receivables	218,582,630		220,915,500
Unsecured
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	822,538		848,418
Unsecured | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	802,020		680,215
30-89 Days	20,518		96,348
Greater Than 90 Days And Still Accruing			25,358
Total Accruing Past Due	20,518		121,706
Non-Accrual			46,497
Total Financing Receivables	822,538		848,418
Cash Value
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	3,393,228		3,927,837
Cash Value | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,373,835		3,627,793
30-89 Days	19,393		282,990
Total Accruing Past Due	19,393		282,990
Non-Accrual			17,054
Total Financing Receivables	3,393,228		3,927,837
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	24,604,432		31,146,880
Residential Real Estate | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,982,218		24,875,203
30-89 Days	451,314		1,340,826
Greater Than 90 Days And Still Accruing	135,007
Total Accruing Past Due	586,321		1,340,826
Non-Accrual	5,035,893		4,930,851
Total Financing Receivables	24,604,432		31,146,880
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	185,352,416		181,117,917
Commercial Real Estate | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	154,822,727		149,663,226
30-89 Days	7,691,888		10,485,170
Greater Than 90 Days And Still Accruing	632,367		2,271,985
Total Accruing Past Due	8,324,255		12,757,155
Non-Accrual	22,205,434		18,697,536
Total Financing Receivables	185,352,416		181,117,917
Business Assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	2,621,853		1,821,587
Business Assets | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,555,326		997,810
30-89 Days	387,218		308,062
Total Accruing Past Due	387,218		308,062
Non-Accrual	679,309		515,715
Total Financing Receivables	2,621,853		1,821,587
Vehicles
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	1,686,508		1,948,661
Vehicles | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,533,528		1,679,728
30-89 Days	145,902		91,771
Total Accruing Past Due	145,902		91,771
Non-Accrual	7,078		177,162
Total Financing Receivables	1,686,508		1,948,661
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	101,655		104,200
Other | Loans Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	101,655		104,200
Total Financing Receivables	$ 101,655		$ 104,200

[1]	Loan balances presented are gross of unearned loan fees of $932,468.
[2]	Loan balances presented are gross of unearned loan fees of $742,898.